Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations of companies acquired are included from the date of acquisition.

TIC Solutions is considered the acquirer of ASP Acuren for accounting purposes and ASP Acuren is the accounting Predecessor. As a result, the Company’s financial statement presentation for the ASP Acuren financial information as of and for the periods presented prior to the Acuren Acquisition date are labeled “Predecessor”. The Company’s financial statements, including ASP Acuren from the Acuren Acquisition date, are labeled “Successor”. The merger was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See “Note 3. Business Combinations” for more information of the fair values of assets and liabilities recorded in connection with the Acuren Acquisition.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Acuren Acquisition, the accompanying consolidated financial statements include a black line division which indicates a differentiation that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable. The Predecessor and Successor consolidated financial information presented herein is not comparable primarily due to the impacts of the Acuren Acquisition, including that the remeasurement of acquired assets and assumed liabilities are fair value in the Successor consolidated financial statements.

The historical financial information of the Company which was, prior to the Acuren Acquisition, an acquisition vehicle, has not been presented in these financial statements as the historical amounts have not been considered meaningful. As an acquisition vehicle, the Company retained and invested the proceeds from its initial public offering (the “initial IPO”) and the funds were used to pay a portion of the cash consideration for the Acuren Acquisition.

Restatement of Previously Issued Consolidated Financial Statements and Update to the Presentation of Cost of Revenue and Selling, General and Administrative Expenses

Restatement of Previously Issued Consolidated Financial Statements

In connection with the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company determined that a valuation allowance was necessary on a portion of its deferred tax assets as it was more likely than not that the deferred tax assets would not be realized as of July 29, 2024. The Company concluded that the error is material to the Company’s previously issued unaudited condensed consolidated financial statements for the Predecessor Period. Additionally, the Company identified and corrected an immaterial error that impacted the Predecessor Period.

The impact from the correction of the error and other immaterial adjustment on the previously issued Condensed Consolidated Financial Statements is reflected below under the Restatement Adjustment column. The Company has restated impacted amounts and associated disclosures within the accompanying notes to the consolidated financial statements.

Update to the Presentation of Cost of Revenue and Selling, General and Administrative Expenses

During the period from January 1, 2024 through July 29, 2024, the Company changed the presentation of certain costs incurred at its operational sites on its statement of operations. This voluntary change resulted in a reclassification of certain overhead costs, which, although incurred at its operational sites are not directly related to the delivery of services, from cost of revenue to selling, general and administrative expenses. The Company believes this presentation is preferable as it will provide greater transparency regarding the true cost of delivery of its services consistent with the principles of ASC 340-40 and better align with how the business is managed.

This change in classification has been applied retrospectively to all periods presented and affects selling, general and administrative, cost of revenue, and gross profit. This change in presentation had no impact to service revenue, income from operations, loss before provision for income taxes, provision for income taxes, net income, earnings per share, retained earnings or other components of equity or net assets. In addition, gross profit information in the segment footnote was updated for this change. The impacts of the update to the presentation of certain indirect costs on the Company’s Consolidated Financial Statements for the period from January 1, 2024 through July 29, 2024 (Predecessor) and the years ended December 31, 2023 and 2022 (Predecessor) are reflected below under the Presentation Adjustment column.

Consolidated Statements of Operations
	Predecessor
	January 1, 2024 to July 29, 2024
	Prior Presentation	Restatement	As Restated	Presentation Adjustment	As Restated and Adjusted
Cost of revenue	521,484	—	521,484	(49,603)	471,881
Gross profit	112,382	—	112,382	49,603	161,985
Selling, general and administrative expenses	71,030	736	71,766	49,603	121,369
Provision (benefit) for income taxes	(8,946)	12,189	3,243	—	3,243
Net income (loss)	(2,778)	(12,925)	(15,703)	—	(15,703)
Foreign currency translation adjustments	(18,008)	4	(18,004)	—	(18,004)
Total other comprehensive income (loss)	(18,008)	4	(18,004)	—	(18,004)
Total comprehensive income (loss)	(20,786)	(12,921)	(33,707)	—	(33,707)

Basic income (loss) per Common Share	$(0.55)	$(2.58)	$(3.13)	$—	$(3.13)
Diluted income (loss) per Common Share	$(0.55)	$(2.58)	$(3.13)	$—	$(3.13)

	Predecessor
	Year ended December 31, 2023
	Prior Presentation	Presentation Adjustment	As Reported
Cost of revenue	$891,247	$(80,713)	$810,534
Gross profit	158,810	80,713	$239,523
Selling, general and administrative expenses	104,309	80,713	$185,022

	Predecessor
	Year ended December 31, 2022
	Prior Presentation	Presentation Adjustment	As Reported
Cost of revenue	$797,415	$(72,040)	$725,375
Gross profit	130,911	72,040	$202,951
Selling, general and administrative expenses	96,189	72,040	$168,229

Condensed Consolidated Statements of Cash Flows
	Predecessor
	January 1, 2024 to July 29, 2024
	Prior Presentation	Restatement Adjustment	As Restated
Net income (loss)	$(2,778)	$(12,925)	$(15,703)
Deferred income taxes	(20,565)	12,189	(8,376)
Accrued expenses and other current liabilities	17,481	367	17,848
Other assets and liabilities	(4,516)	(1,235)	(5,751)
Net cash provided by operating activities	22,043	(1,604)	20,439
Acquisition of businesses, net of cash acquired	(46,280)	1,600	(44,680)
Net cash used in investing activities	(59,585)	1,600	(57,985)
Net effect of exchange rate fluctuations on cash and cash equivalents	(7,881)	4	(7,877)

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on historical experience, known or expected trends and various other assumptions that it believes to be reasonable. Significant items subject to such estimates and assumptions include the carrying amount of acquired property, plant and equipment, intangibles and goodwill, stock-based compensation awards, and the estimated liability for certain self-insured risks. As future events and their effects cannot be predicted with precision, actual results could differ significantly from these estimates, which may cause the Company’s future results to be affected.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Such reclassifications did not have a material effect on the Company’s financial condition or results of operations as previously reported.

Business Combinations

The Company accounts for its business combinations under the acquisition method of accounting, with the purchase price allocated based on the fair value to the individual assets acquired and liabilities assumed at the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. Certain estimates and judgments are required in the application of the fair value techniques, including estimates of the respective acquisition’s future performance and related cash flows, selection of a discount rate and economic lives, and use of Level 3 measurements. While the Company uses the best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date, estimates are inherently uncertain and subject to refinement. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive income (loss).

Cash and Cash Equivalents

Cash and cash equivalents include cash deposited in banks, demand deposits, money market accounts, and highly-liquid, short-term investments with an initial term of three months or less.

Accounts Receivables and Allowance for Credit Losses

Accounts receivables are recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Unbilled revenue is generally billed in the subsequent quarter. The Company considers unbilled receivables as short-term in nature as they are normally converted to trade receivables within 90 days, thus future changes in economic conditions will not have a significant effect on the credit loss estimate. The Company’s unbilled receivables contain an unconditional right to receive payment and are, therefore, recorded within accounts receivable on the consolidated balance sheet. The Company records an allowance for credit losses for accounts receivable based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging and customer disputes.

Each reporting period, the Company reassesses whether any accounts receivable no longer share similar risk characteristics and should instead be evaluated as part of another pool or on an individual basis. Changes to the allowance for credit losses are adjusted through credit loss expense, which is included within selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. Depreciation and amortization expense on property, plant and equipment is included within cost of revenue or selling, general and administrative expenses based on the nature of the asset. Expenditures for repairs and maintenance that do not extend the useful lives of the related assets are expensed as incurred. Expenditures that significantly improve or extend the life of an asset are capitalized. Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is recorded in “Income (loss) from operations” in the consolidated statements of operations and comprehensive income (loss).

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price of acquired businesses over the fair value of the underlying net tangible and intangible assets acquired. The Company evaluates the impairment of its goodwill annually or more frequently when events or changes in circumstances indicate that goodwill may be impaired. Goodwill is required to be evaluated for impairment at the reporting unit level, which represents the operating segment level or one level below the operating segment level for which discrete financial information is available. The Company has two reporting units, United States and Canada, which align with the Company’s reportable segments.

The Company first assesses qualitatively, step zero, whether it is necessary to perform step one of the annual impairment tests. An entity is required to perform step one if the entity concludes that it is more likely than not that a reporting unit’s fair value is below its carrying amount (that is, a likelihood of more than 50%). When step one indicates that the reporting unit’s carrying value exceeds its fair value, an impairment will be recorded.

The Company performs an annual goodwill impairment assessment or more frequently if events or circumstances arise which indicate that goodwill may be impaired. An assessment can be performed by first completing a qualitative assessment on some or all of its reporting units. The Company can also bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative impairment test, and then resume the qualitative assessment in any subsequent period. Qualitative indicators that may trigger the need for annual or interim quantitative impairment testing include, among other things, deterioration in macroeconomic conditions, declining financial performance, deterioration in the operational environment, or an expectation of selling or disposing of a portion of a reporting unit. Additionally, a significant change in business climate, a loss of a significant customer, increased competition, a sustained decrease in share price, or a decrease in estimated fair value below book value may trigger the need for interim impairment testing of goodwill associated with one or more reporting units.

If the Company believes that, as a result of its qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. The quantitative test involves comparing the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recorded as a reduction to goodwill with a corresponding charge to earnings in the period the goodwill is determined to be impaired. Any goodwill impairment is limited to the total amount of goodwill allocated to that reporting unit. The income tax effect associated with an impairment of tax-deductible goodwill is also considered in the measurement of the goodwill impairment. During the periods ended December 31, 2024, 2023, and 2022 the Company performed a qualitative analysis and determined there were no impairment charges for any period.

The Company considers the income and market approaches when estimating the fair values of reporting units which requires significant judgement in evaluating economic and industry trends, estimated future cash flows, discount rates, and other factors.

Intangible assets consisting of customer relationships, tradenames and trademarks, and technology have been recorded based on their fair value at the date of acquisition and are amortized over their economic useful lives which range from 5 to 15 years. Amortization expense is recorded in selling, general and administrative expenses on the consolidated statements of operations and comprehensive income (loss).

Valuation of Long-Lived Assets

Long-lived assets, such as property, plant and equipment and purchased identifiable intangible assets that are subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of an asset is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. There were no indications of impairment identified during 2024, 2023, or 2022.

Leases

The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. Under ASU 2016-02 (“ASC 842”), a contract is or contains a lease when (i) explicitly or implicitly identified assets have been deployed in the contract and (ii) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company also considers whether its service arrangements include the right to control the use of an asset.

The Company made an accounting policy election under ASC 842 not to recognize right-of-use (“ROU”) assets and lease liabilities for leases with a term of twelve months or less. For all other leases, the Company recognizes ROU assets and lease liabilities based on the present value of lease payments over the lease term at the commencement date of the lease.

Future lease payments may include fixed rent escalation clauses or payments that depend on an index (such as the consumer price index). Subsequent changes in an index and other periodic market-rate adjustments to base rent are recorded in variable lease expense in the period incurred. Payments for terminating the lease are included in the lease payments only when it is probable they will be incurred.

The Company’s leases may include a non-lease component representing additional services transferred to the Company, such as common area maintenance for real estate. The Company made an accounting policy election to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. Non-lease components that are variable in nature are recorded in variable lease expense in the period incurred.

The Company utilizes discount rates to determine the present value of the lease payments based on information available at the commencement date of the lease. The Company uses an incremental borrowing rate based on factors such as the lease term, the Company’s credit rating and current market valuations for similarly rated credits in the market, as the rate implicit in the lease is not always readily available. Incremental borrowing rates are updated quarterly and the new rates are used for the acquired leases and lease modifications occurring in the following quarter.

Debt Issuance Costs

Debt issuance costs represent the cost of obtaining financing arrangements. Debt issuance costs related to the revolving credit facility were deferred and recorded as an asset and amortized over the term of the revolving credit arrangement using the straight-line method. Debt issuance costs relating to the term loan are recorded as a direct deduction from the carrying amount of the term loan and are amortized over the term of the related financing agreement using the effective interest method.

Earnings Per Share

Basic earnings per share is computed by dividing the Company’s net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing the Company’s net income (loss) by the sum of the weighted average number of shares of common stock outstanding during the period plus the potential dilutive effects of stock options. When a net loss per common share exists, all potentially dilutive common shares outstanding are anti-dilutive and therefore excluded from the calculation of diluted weighted average shares outstanding.

The potential dilutive shares of stock options, restricted stock units, and warrants during the period are calculated using the treasury stock method and are excluded from the computation of diluted net income (loss) per common share if their effect is anti-dilutive.

Revenue

The majority of the Company’s revenues are derived from providing services on a time and material basis and are short-term in nature. Payments are generally due within 45 days of services unless otherwise noted. Refer to “Note 19. Segment Reporting” for disaggregated revenue information.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The majority of contracts have a single performance obligation as the promise to transfer the individual services is not separately identifiable from other promises in the contracts and is, therefore, not distinct. The Company provides highly integrated and bundled inspection services to its customers. Some contracts have multiple performance obligations, most commonly due to the contract providing for a combination of inspection, engineering or industrial services.

For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation utilizing several different pricing scenarios and is able to discretely price out each individual component based on its nature and relation to the overall performance obligation.

Contract modifications are not routine in the performance of contracts. Generally, when contracts are modified, the modification is to account for changes in scope to the services that are provided. In most instances, contract modifications reflect either additions or subtractions to previously identified performance obligations and therefore are not considered distinct.

Performance obligations are satisfied over time as work progresses. Revenue is recognized over time based on time and material incurred to date which best portrays the transfer of control to the customer. The Company expects any significant remaining performance obligations to be satisfied within one year.

Contract Balances

The majority of revenue is short-term in nature. From time to time, the Company may enter into long-term contracts, which can range from several months to several years. The Company has many Master Service Agreements (“MSAs”) that specify an overall framework and terms of contract when the Company and customers agree upon services to be provided. The actual contracting to provide services is triggered by a work order, purchase order, or some similar document issued pursuant to an MSA which sets forth the scope of services and/or identifies the products to be provided.

Amounts are generally billed as work progresses in accordance with agreed upon contractual terms, generally at periodic intervals (e.g., weekly, bi-weekly, or monthly). Generally, billing occurs subsequent to revenue recognition, resulting in contract assets.

Service revenues are recognized in the period when services are performed for the customer. For testing equipment sales, revenues are recognized in the period when delivery has occurred. The Company does not recognize revenue on either an installment sale or percentage of completion basis. The Company does not include sales or value added taxes in revenue.

Cost of Revenue

Cost of revenue consists primarily of direct labor. Cost of revenue also includes materials and indirect costs, such as supplies, tools, and depreciation of equipment related to contract performance as well as travel, per diem, and lodging costs. Labor costs are recognized as labor hours are incurred in delivering services.

Selling, General and Administrative Expenses

Selling, general and administrative expenses consist primarily of corporate compensation, acquisition related earnout and incentive costs, information systems and technology costs, share-based compensation, rent expense, and management consulting services.

Share-Based Compensation

Share-based awards are measured at the grant date, based on the fair value of the award, and are expensed over the requisite service period. See “Note 17. Share-Based Compensation” for details on both time-based and market-based awards.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured at the enacted income tax rates expected to apply in the taxable year that the asset or liability is expected to be recovered or settled.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of a deferred income tax asset will not be realized. Valuation allowances are provided when management believes, after estimating future taxable income, considering feasible income tax planning opportunities and weighing all facts and circumstances that certain deferred tax assets are not recoverable. The Company evaluates its tax contingencies and recognizes a liability when it believes it is more-likely-than-not that a liability exists.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

The Company records interest expenses and penalties on uncertain tax liabilities in the provision for income taxes.

Currency Translation

Assets and liabilities of subsidiaries with a functional currency other than the U.S. Dollar are translated into U.S. Dollars at the rate of exchange in effect on the balance sheet date; income and expenses are translated monthly at average rates of exchange prevailing during the year.

The Company has foreign currency exposure related to operations in foreign locations. This foreign currency exposure arises from the translation of foreign subsidiaries’ financial statements into U.S. Dollars. Increases and decreases in the value of the U.S. Dollar relative to these foreign currencies have a direct impact on the value in U.S. Dollars of foreign currency denominated assets and liabilities, even if the value of these items has not changed in their original currency.

Translation adjustments are included in foreign currency translation adjustments to arrive at other comprehensive income (loss). Due to the materiality of its international operations, the Company is subject to market risks resulting from fluctuations in foreign currencies.

Derivative Instruments

The Company has entered into interest rate swap agreements which were intended to reduce the impact of fluctuations in interest rates on a portion of its variable rate debt. The accounting for changes in the fair value of a derivative depends upon the intended use of the derivative and the resulting designation. The Company has not designated any derivatives as hedging instruments and reported these agreements at fair value with changes in fair value recognized in interest expense, net. At December 31, 2024, the Company held no such derivative instruments.

Research and Development

Research and product development costs are expensed as incurred. These costs are not material for the years ended December 31, 2024, 2023, and 2022.

Workers Compensation and Self-Insurance

The Company records a loss contingency when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the appropriate reserves are recorded in its consolidated balance sheets. These reserves are based on historical experience with claims incurred but not received, estimates and judgments made by the Company, applicable insurance coverage for litigation matters, and are adjusted as circumstances warrant. The Company is self-insured for certain losses relating to workers’ compensation and health benefit claims. The Company maintains third-party excess insurance coverage for workers’ compensation and health benefit claims. As of December 31, 2024 and 2023, the Company had accrued approximately $5.2 million and $4.3 million, respectively for workers’ compensation related liabilities. Self-insured losses are accrued when it is probable that an uninsured claim has been incurred but not reported and the amount of the loss can be reasonably estimated at the balance sheet date.

Concentration of Credit Risk

The Company’s interest rate swap agreements contained an element of risk related to the counterparties’ potential inability to meet the terms of the agreement. However, the Company minimized this risk by limiting the counterparties to a diverse group of highly rated, major domestic financial institutions. At December 31, 2024, the Company held no interest rate swap agreements. Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of trade accounts receivable as the Company grants credit terms in the normal course of business to its diverse customer base. To mitigate credit risks, the Company evaluates and monitors the creditworthiness of its customers. Historical bad debt write-offs have not been significant.

As of and for the years ended December 31, 2024, 2023, and 2022, no individual customer represented more than 10% of consolidated sales or accounts receivable, and no individual vendor represented more than 10% of purchases or accounts payable.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures, to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has evaluated and adopted this ASU update for the year ended December 31, 2024. See “Note 19. Segment Reporting” for the inclusion of the new required disclosures.

Recent Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which is intended to enhance the transparency and decision usefulness of income tax disclosures. Public business entities are required to adopt for annual fiscal periods beginning after December 15, 2024 and early adoption is permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40), requiring disclosure in the notes to the financial statements for specified information about certain costs and expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027; however early adoption is permitted and can be applied either prospectively or retrospectively. The Company is currently evaluating the impact the adoption of this guidance will have on its financial statements and related disclosures.

NV5 Global, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for reporting of interim financial information. Pursuant to such rules and regulations, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements of the Company contain all adjustments necessary to present fairly the financial position and results of operations of the Company as of the dates and for the periods presented. Accordingly, these statements should be read in conjunction with the consolidated financial statements and notes contained in the Company’s Annual Report on Form 10-K for the year ended December 28, 2024 (the “2024 Form 10-K”). The results of operations and cash flows for the interim periods presented are not necessarily indicative of the results to be expected for any future interim period or for the full 2025 fiscal year.

Performance Obligations

To determine the proper revenue recognition method, the Company evaluates whether two or more contracts should be combined and accounted for as one single contract and whether the combined or single contract should be accounted for as more than one performance obligation. The majority of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services that is not separately identifiable from other promises in the contracts and therefore, is not distinct.

The Company’s performance obligations are satisfied as work progresses or at a point in time. Revenue on the Company’s cost-reimbursable contracts is recognized over time using direct costs incurred or direct costs incurred to date as compared to the estimated total direct costs for performance obligations because it depicts the transfer of control to the customer. Contract costs include labor, sub-consultant services, and other direct costs.

Gross revenue from services transferred to customers at a point in time is recognized when the customer obtains control of the asset, which is generally upon delivery and acceptance by the customer of the reports and/or analysis performed.

As of June 28, 2025, the Company had $980,292 of remaining performance obligations, of which $784,814 is expected to be recognized over the next 12 months. Contracts for which work authorizations have been received are included in performance obligations. Performance obligations include only those amounts that have been funded and authorized and does not reflect the full amounts the Company may receive over the term of such contracts. In the case of non-government contracts and project awards, performance obligations include future revenue at contract or customary rates, excluding contract renewals or extensions that are at the discretion of the client. For contracts with a not-to-exceed maximum amount, the Company includes revenue from such contracts in performance obligations to the extent of the remaining estimated amount.

Contract Balances

The timing of revenue recognition, billings, and cash collections results in billed receivables, unbilled receivables (contract assets), and billings in excess of costs and estimated earnings on uncompleted contracts (contract liabilities) on the Consolidated Balance Sheet. The liability “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings in excess of revenues recognized on these contracts as of the reporting date. This liability is generally classified as current. During the three and six months ended June 28, 2025 the Company performed services and recognized $13,242 and $36,015, respectively, of revenue related to its contract liabilities that existed as of December 28, 2024.

Goodwill and Intangible Assets

Goodwill is the excess of consideration paid for an acquired entity over the amounts assigned to assets acquired, including other identifiable intangible assets and liabilities assumed in a business combination. To determine the amount of goodwill resulting from a business combination, the Company performs an assessment to determine the acquisition date fair value of the acquired company’s tangible and identifiable intangible assets and liabilities.

Goodwill is required to be evaluated for impairment on an annual basis or whenever events or changes in circumstances indicate the asset may be impaired. An entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. These qualitative factors include macroeconomic and industry conditions, cost factors, overall financial performance, and other relevant entity-specific events. If the entity determines that this threshold is met, then the Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company determines fair value through multiple valuation techniques, and weights the results accordingly. Subjective and complex judgments are required in assessing whether an event of impairment of goodwill has occurred, including assumptions and estimates used to determine the fair value of its reporting units. The Company has elected to perform its annual goodwill impairment review as of August 1 of each year. The Company conducts its annual impairment tests on the goodwill using the quantitative method of evaluating goodwill.

As of August 1, 2024, the Company conducted its annual impairment tests using the quantitative method of evaluating goodwill. Based on the quantitative analyses the Company determined the fair value of each of the reporting units exceeded its carrying value. Therefore, the goodwill was not impaired and the Company did not recognize an impairment charge relating to goodwill as of August 1, 2024. Furthermore, there were no indicators, events, or changes in circumstances that would indicate goodwill was impaired during the period from August 2, 2024 through June 28, 2025.

Identifiable intangible assets primarily include customer backlog, customer relationships, trade names, non-compete agreements, and developed technology. Amortizable intangible assets are amortized on either a straight-line or sum-of-the-years’ digits basis over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the assets may be impaired. If an indicator of impairment exists, the Company compares the estimated future cash flows of the asset, on an undiscounted basis, to the carrying value of the asset. If the undiscounted cash flows exceed the carrying value, no impairment is indicated. If the undiscounted cash flows do not exceed the carrying value, then impairment, if any, is measured as the difference between fair value and carrying value, with fair value typically based on a discounted cash flow model. There were no indicators, events, or changes in circumstances that would indicate intangible assets were impaired during the six months ended June 28, 2025. See Note 8, Goodwill and Intangible Assets, for further information on goodwill and identified intangibles.

There have been no material changes in the Company’s significant accounting policies described in the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 28, 2024.

Correction of Previously Issued Financial Statements

As previously disclosed in the Company’s Form 10-Q for the quarter ended September 28, 2024, the Company identified out of period misstatements related to the estimated time to complete (“ETC”) on acquired percentage-of-completion (“POC”) projects related to the February 2023 acquisition of Continental Mapping Acquisition Corp. and its subsidiaries, including Axim Geospatial, LLC (collectively “Axim”). Incorrect ETCs utilized as part of purchase accounting created a misstatement of the Company’s unbilled receivables, goodwill, intangible assets (customer relationships, backlog, and non-competes), and billings in excess of costs and estimated earnings on uncompleted contracts. Incorrect ETCs further created a misstatement of accounts payable, accrued liabilities, retained earnings, gross revenues, sub-consultant services, gross profit, amortization expense, income before income tax benefit (expense), income tax benefit (expense), net income, and earnings per share in the consolidated financial statements included in the Form 10-K for the period ending December 30, 2023, the interim periods in the Form 10-Qs filed within fiscal year 2023, and the interim periods in the Form 10-Qs for the quarters ended March 30, 2024, and June 29, 2024. The Company assessed the materiality of the errors, including the presentation on prior period consolidated financial statements, on a qualitative and quantitative basis in accordance with SEC Staff Accounting Bulletin Topics 1.M and 1.N (formerly No. 99, Materiality), codified in Accounting Standards Codification Topic 250, Accounting Changes and Error Corrections.

Based on this assessment, the Company concluded that these errors and the related impacts did not result in a material misstatement of our previously issued consolidated financial statements as of and for the period ending December 30, 2023, the interim periods on the Form 10-Qs filed within fiscal year 2023, and the interim periods on the Form 10-Qs for the quarters ended March 30, 2024, and June 29, 2024. However, correcting the cumulative effect of these errors in the three months ended September 28, 2024 would have a significant effect on the results of operations for the periods. Accordingly, the Company revised its historical financial statements prospectively to correct these errors and to facilitate comparisons of the Company’s current results to prior periods. Additionally, comparative prior period amounts in the applicable Notes to the Condensed Consolidated Financial Statements have been revised.

The following tables reflect the effects of the correction on all impacted financial statement line items of the Company’s previously reported Condensed Consolidated Financial Statements presented in this Form 10-Q:

Condensed Consolidated Balance Sheet

	June 29, 2024
	As Reported	Adjustments	As Corrected
Assets
Current assets:
Cash and cash equivalents	$29,355	$—	$29,355
Billed receivables, net	161,894	—	161,894
Unbilled receivables, net	140,006	(8,399)	131,607
Prepaid expenses and other current assets	22,991	580	23,571
Total current assets	354,246	(7,819)	346,427
Property and equipment, net	55,675	—	55,675
Right-of-use lease assets, net	36,135	—	36,135
Intangible assets, net	237,789	(14,936)	222,853
Goodwill	543,708	25,225	568,933
Deferred income tax assets, net	4,744	8,713	13,457
Other assets	2,086	—	2,086
Total assets	$1,234,383	$11,183	$1,245,566

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$61,870	$(1,655)	$60,215
Accrued liabilities	44,202	(448)	43,754
Billings in excess of costs and estimated earnings on uncompleted contracts	35,441	17,019	52,460
Other current liabilities	2,348	—	2,348
Current portion of contingent consideration	2,436	—	2,436
Current portion of notes payable and other obligations	8,537	—	8,537
Total current liabilities	154,834	14,916	169,750
Contingent consideration, less current portion	2,328	—	2,328
Other long-term liabilities	25,935	—	25,935
Notes payable and other obligations, less current portion	248,687	—	248,687

Total liabilities	431,784	14,916	446,700

Commitments and contingencies

Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding	—	—	—
Common stock, $0.01 par value; 180,000,000 shares authorized, 65,122,404 shares issued and outstanding as of June 29, 2024	652	—	652
Additional paid-in capital	526,929	—	526,929
Accumulated other comprehensive loss	(695)	—	(695)
Retained earnings	275,713	(3,733)	271,980
Total stockholders’ equity	802,599	(3,733)	798,866
Total liabilities and stockholders’ equity	$1,234,383	$11,183	$1,245,566

Condensed Consolidated Statement of Net Income and Comprehensive Income

	Three Months Ended June 29,			Six Months Ended June 29,
	2024			2024
	As Reported	Adjustments	As Corrected	As Reported	Adjustments	As Corrected
Gross revenues	$236,326	$(5,020)	$231,306	$449,621	$(5,757)	$443,864

Direct costs:
Salaries and wages	61,390	—	61,390	117,845	—	117,845
Sub-consultant services	37,342	(1,539)	35,803	68,602	(1,187)	67,415
Other direct costs	14,323	—	14,323	27,074	—	27,074
Total direct costs	113,055	(1,539)	111,516	213,521	(1,187)	212,334

Gross profit	123,271	(3,481)	119,790	236,100	(4,570)	231,530

Operating expenses:
Salaries and wages, payroll taxes, and benefits	68,110	—	68,110	133,544	—	133,544
General and administrative	21,178	—	21,178	43,420	—	43,420
Facilities and facilities related	6,035	—	6,035	11,996	—	11,996
Depreciation and amortization	16,068	(427)	15,641	30,550	(1,107)	29,443
Total operating expenses	111,391	(427)	110,964	219,510	(1,107)	218,403

Income from operations	11,880	(3,054)	8,826	16,590	(3,463)	13,127

Interest expense	(4,606)	—	(4,606)	(8,797)	—	(8,797)

Income before income tax benefit	7,274	(3,054)	4,220	7,793	(3,463)	4,330
Income tax benefit	633	541	1,174	522	619	1,141
Net income	$7,907	$(2,513)	$5,394	$8,315	$(2,844)	$5,471

Earnings per share:
Basic	$0.13	$(0.04)	$0.09	$0.14	$(0.05)	$0.09
Diluted	$0.13	$(0.04)	$0.09	$0.13	$(0.04)	$0.09

Weighted average common shares outstanding:
Basic	61,451,298	—	61,451,298	61,259,951	—	61,259,951
Diluted	62,684,701	—	62,684,701	62,630,525	—	62,630,525

Comprehensive income:
Net income	$7,907	$(2,513)	$5,394	$8,315	$(2,844)	$5,471
Foreign currency translation losses, net of tax	(176)	—	(176)	(677)	—	(677)
Comprehensive income	$7,731	$(2,513)	$5,218	$7,638	$(2,844)	$4,794

Condensed Consolidated Statement of Cash Flow

	Six Months Ended June 29,
	2024
	As Reported	Adjustments	As Corrected
Cash flows from operating activities:
Net income	$8,315	$(2,844)	$5,471
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	33,635	(1,107)	32,528
Non-cash lease expense	6,401	—	6,401
Provision for doubtful accounts	723	—	723
Stock-based compensation	13,988	—	13,988
Gain on disposals of property and equipment	(644)	—	(644)
Other	204	—	204
Deferred income taxes	(7,712)	512	(7,200)
Amortization of debt issuance costs	370	—	370
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables	(4,674)	—	(4,674)
Unbilled receivables	(25,042)	6,432	(18,610)
Prepaid expenses and other assets	(1,619)	(580)	(2,199)
Accounts payable	4,555	(1,187)	3,368
Accrued liabilities and other long-term liabilities	(11,507)	(551)	(12,058)
Billings in excess of costs and estimated earnings on uncompleted contracts	(7,384)	(675)	(8,059)
Contingent consideration	(1,455)	—	(1,455)
Other current liabilities	88	—	88
Net cash provided by operating activities	8,242	—	8,242

Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)	(53,947)	—	(53,947)
Proceeds from sale of assets	249	—	249
Purchase of property and equipment	(8,905)	—	(8,905)
Net cash used in investing activities	(62,603)	—	(62,603)
Cash flows from financing activities:

Borrowings from Senior Credit Facility	58,000	—	58,000
Payments on notes payable and other obligations	(5,274)	—	(5,274)
Payments of contingent consideration	(1,585)	—	(1,585)
Payments of borrowings from Senior Credit Facility	(12,000)	—	(12,000)
Net cash provided by financing activities	39,141	—	39,141

Effect of exchange rate changes on cash and cash equivalents	(249)	—	(249)

Net decrease in cash and cash equivalents	(15,469)	—	(15,469)
Cash and cash equivalents – beginning of period	44,824	—	44,824
Cash and cash equivalents – end of period	$29,355	$—	$29,355

Note 2 – Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Fiscal Year

The Company reports its financial results on a 52/53-week fiscal year ending on the Saturday closest to December 31st (whether or not in the following calendar year), with interim calendar quarters ending on the Saturday closest to the end of such calendar quarter (whether or not in the following calendar quarter). As a result, fiscal 2024, 2023 and 2022 included 52 weeks.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on management’s most recent assessment of underlying facts and circumstances using the most recent information available. Actual results could differ significantly from these estimates and assumptions, and the differences could be material.

Estimates and assumptions are evaluated periodically and adjusted when necessary. The more significant estimates affecting amounts reported in the consolidated financial statements include the following:

●	Fair value estimates used in accounting for business combinations including the valuation of identifiable intangible assets and contingent consideration,
●	Fair value estimates in determining the fair value of our reporting units for goodwill impairment assessment,

●	Revenue recognition over time, and

●	Allowances for uncollectible accounts.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with financial institutions and investments in high quality overnight money market funds, all of which have maturities of three months or less when purchased. From time to time the Company may be exposed to credit risk with its bank deposits in excess of the Federal Deposit Insurance Corporation insurance limits and with uninsured money market investments. Management believes cash and cash equivalent balances are not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Concentration of Credit Risk

Trade receivable balances carried by the Company are comprised of accounts from a diverse client base across a broad range of industries and are not collateralized. The Company did not have any clients representing more than 10% of our gross revenues during 2024, 2023, or 2022; however, 28%, 26% and 28% of the Company’s gross revenues for fiscal years 2024, 2023, and 2022, respectively, are from California-based projects. During fiscal years 2024, 2023, and 2022 approximately 63%, 68% and 64%, respectively, of our gross revenues were attributable to the public and quasi-public sector. Management continually evaluates the creditworthiness of these and future clients and provides for bad debt reserves as necessary.

Fair Value of Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The Company considers cash and cash equivalents, accounts receivable, accounts payable, income taxes payable, accrued liabilities, and debt obligations to meet the definition of financial instruments. As of December 28, 2024, and December 30, 2023, the carrying amount of cash and cash equivalents, accounts receivable, accounts payable, income taxes payable, and accrued liabilities approximate their fair value due to the relatively short period of time between their origination and their expected realization or payment. The carrying amounts of debt obligations approximate their fair values as the terms are comparable to terms currently offered by local lending institutions for arrangements with similar terms to industry peers with comparable credit characteristics.

Fair Value of Acquisitions

The Company applies the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations, in the accounting for its acquisitions, which requires recognition of the assets acquired and the liabilities assumed at their acquisition date fair values, separately from goodwill. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the tangible and identifiable intangible assets acquired and liabilities assumed. The allocation of the purchase price to identifiable intangible assets is based on valuations performed to determine the fair values of such assets as of the acquisition dates. Generally, the Company engages a third-party independent valuation specialist to assist in management’s determination of fair values of tangible and intangible assets acquired and liabilities assumed. The fair values of earn-out arrangements are included as part of the purchase price of the acquired companies on their respective acquisition dates. The Company estimates the fair value of contingent earn-out payments as part of the initial purchase price and records the estimated fair value of contingent consideration as a liability on the consolidated balance sheet. Changes in the estimated fair value of contingent earn-out payments are included in General and Administrative expenses on the Consolidated Statements of Net Income and Comprehensive Income.

Several factors are considered when determining contingent consideration liabilities as part of the purchase price, including whether: (i) the valuation of the acquisitions is not supported solely by the initial consideration paid, and the contingent earn-out formula is a critical and material component of the valuation approach to determining the purchase price; and (ii) the former owners of the acquired companies that remain as key employees receive compensation other than contingent earn-out payments at a reasonable level compared with the compensation of other key employees. The contingent earn-out payments are not affected by employment termination.

The Company reviews and re-assesses the estimated fair value of contingent consideration liabilities on a quarterly basis, and the updated fair value could differ from the initial estimates. The Company measures contingent consideration recognized in connection with business combinations at fair value on a recurring basis using significant unobservable inputs classified as Level 3 inputs. The Company generally uses a Monte Carlo simulation-based option pricing model or probability-weighted approach, based on key inputs requiring significant judgments and estimates to be made by the Company, including projections of future earnings over the earn-out period. Significant increases or decreases to these inputs could result in a significantly higher or lower liability with a higher liability capped by the contractual maximum of the contingent consideration liabilities. Ultimately, the liability will be equivalent to the amount paid, and the difference between the fair value estimate as of the acquisition date and amount paid will be recorded in earnings. See Note 12, Contingent Consideration, for additional information regarding contingent consideration.

Property and Equipment

Property and equipment is stated at cost. Property and equipment acquired in a business combination is stated at fair value at the acquisition date. The Company capitalizes the cost of improvements to property and equipment that increase the value or extend the useful lives of the assets. Normal repair and maintenance costs are expensed as incurred. Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the lesser of their estimated useful lives or the remaining terms of the related lease agreement.

Asset	Depreciation Period (in years)
Office furniture and equipment	4
Computer equipment	3
Survey and field equipment	5 - 15
Leasehold improvements	Lesser of the estimated useful lives or remaining term of the lease

Property and equipment balances are periodically reviewed by management for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. If an indicator of impairment exists, the Company compares the estimated future cash flows of the asset, on an undiscounted basis, to the carrying value of the asset. If the undiscounted cash flows exceed the carrying value, no impairment is indicated. If the undiscounted cash flows do not exceed the carrying value, then impairment is measured as the difference between fair value and carrying value, with fair value typically based on a discounted cash flow model. During fiscal years 2024, 2023 and 2022, no impairment charge relating to property and equipment was recognized.

Goodwill and Intangible Assets

Goodwill is the excess of consideration paid for an acquired entity over the amounts assigned to assets acquired, including other identifiable intangible assets and liabilities assumed in a business combination. To determine the amount of goodwill resulting from a business combination, the Company performs an assessment to determine the acquisition date fair value of the acquired company’s tangible and identifiable intangible assets and liabilities.

The Company evaluates goodwill annually for impairment on August 1, or whenever events or changes in circumstances indicate the asset may be impaired, using the quantitative method. An entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. These qualitative factors include macroeconomic and industry conditions, cost factors, overall financial performance, and other relevant entity-specific events. If the entity determines that this threshold is met, then the Company applies a one-step quantitative test and records the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company determines fair value through multiple valuation techniques, and weights the results accordingly. Subjective and complex judgments are required in assessing whether an event of impairment of goodwill has occurred, including assumptions and estimates used to determine the fair value of its reporting units. The Company conducts its annual impairment tests on the goodwill using the quantitative method of evaluating goodwill.

Identifiable intangible assets primarily include customer backlog, customer relationships, trade names, non-compete agreements, and developed technology. Amortizable intangible assets are amortized on either a straight-line basis or sum-of-the-years’ digits basis over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the assets may be impaired. If an indicator of impairment exists, the Company compares the estimated future cash flows of the asset, on an undiscounted basis, to the carrying value of the asset. If the undiscounted cash flows exceed the carrying value, no impairment is indicated. If the undiscounted cash flows do not exceed the carrying value, then impairment, if any, is measured as the difference between fair value and carrying value, with fair value typically based on a discounted cash flow model.

During fiscal years 2024, 2023 and 2022, no impairment charge relating to goodwill and intangible assets was recognized. See Note 9, Goodwill and Intangible Assets, for further information on goodwill and identified intangibles.

Revenue Recognition

The Company utilizes the contract method under ASC Topic 606, Revenue from Contracts with Customers (“Topic 606”), which allows companies to account for contracts on a contract-by-contract basis. For the Company’s time and materials contracts, it applies the as-invoiced practical expedient, which permits us to recognize revenue as the right to invoice for services performed.

To determine the proper revenue recognition method, the Company evaluates whether two or more contracts should be combined and accounted for as one single contract and whether the combined or single contract should be accounted for as more than one performance obligation. The majority of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, is not distinct.

The Company’s performance obligations are satisfied as work progresses or at a point in time. Revenue on the Company’s cost-reimbursable contracts is recognized over time using direct costs incurred or direct costs incurred to date as compared to the estimated total direct costs for performance obligations because it depicts the transfer of control to the customer. Contract costs include labor, sub-consultant services, and other direct costs. Gross revenues from services transferred to customers over time accounted for 89%, 90%, and 88% of the Company’s revenues during fiscal years 2024, 2023, and 2022, respectively.

Gross revenues recognized under lump-sum contracts were $491,468, $422,878, and $343,538 during the fiscal years 2024, 2023, and 2022, respectively.

Gross revenues from services transferred to customers at a point in time is recognized when the customer obtains control of the asset, which is generally upon delivery and acceptance by the customer of the reports and/or analysis performed. Gross revenue from services transferred to customers at a point in time accounted for 11%, 10%, and 12% of the Company’s revenues during fiscal years 2024, 2023, and 2022, respectively.

As of December 28, 2024, the Company had $970,851 of remaining performance obligations, of which $774,314 is expected to be recognized over the next 12 months. Contracts for which work authorizations have been received are included in performance obligations. Performance obligations include only those amounts that have been funded and authorized and does not reflect the full amounts the Company may receive over the term of such contracts. In the case of non-government contracts and project awards, performance obligations include future revenue at contract or customary rates, excluding contract renewals or extensions that are at the discretion of the client. For contracts with a not-to-exceed maximum amount, the Company includes revenue from such contracts in performance obligations to the extent of the remaining estimated amount.

Contract modifications are common in the performance of our contracts. Contracts modified typically result from changes in scope, specifications, design, performance, sites, or period of completion. In most cases, contract modifications are for services that are not distinct, and, therefore, are accounted for as part of the existing contract.

Contract estimates are based on various assumptions to project the outcome of future events. These assumptions are dependent upon the accuracy of a variety of estimates, including engineering progress, achievement of milestones, labor productivity, and cost estimates. Due to uncertainties inherent in the estimation process, it is possible that actual completion costs may vary from estimates. If estimated total costs on contracts indicate a loss or reduction to the percentage of total contract revenues recognized to date, these losses or reductions are recognized in the period in which the revisions are known. The effect of revisions to revenues, estimated costs to complete contracts, including penalties, incentive awards, change orders, claims, and anticipated losses are recorded on the cumulative catch-up basis in the period in which the revisions are identified and the loss can be reasonably estimated. Such revisions could occur in any reporting period and the effects on the results of operations for that reporting period may be material depending on the size of the project or the adjustment. During fiscal years 2024, 2023, and 2022 the cumulative catch-up adjustments for contract modifications were not material.

A significant amount of the Company’s revenues are derived under multi-year contracts. The Company enters into contracts with its clients that contain two principal types of pricing provisions: cost-reimbursable and fixed-unit price.

Cost-reimbursable contracts consist of the following:

●	Time and materials contracts, which are common for smaller scale professional and technical consulting and certification services projects. Under these types of contracts, there is no predetermined fee. Instead, the Company negotiates hourly billing rates and charges the clients based upon actual hours expended on a project. In addition, any direct project expenditures are passed through to the client and are typically reimbursed. These contracts may have an initial not-to-exceed or guaranteed maximum price provision.

●	Cost-plus contracts are the predominant contracting method used by U.S. Federal, state, and local governments. Under these types of contracts, the Company charges clients for its costs, including both direct and indirect costs, plus a negotiated fee. The total estimated cost plus the negotiated fee represents the total contract value.

●	Lump-sum contracts typically require the performance of all of the work under the contract for a specified lump-sum fee, subject to price adjustments if the scope of the project changes or unforeseen conditions arise. Many of the Company’s lump-sum contracts are negotiated and arise in the design of projects with a specified scope and project deliverables. In most cases, we can bill additional fees if the construction schedule is modified and lengthened.

Fixed-unit price contracts typically require the performance of an estimated number of units of work at an agreed price per unit, with the total payment under the contract determined by the actual number of units performed.

Federal Acquisition Regulations (“FAR”), which are applicable to the Company’s federal government contracts and may be incorporated in local and state agency contracts, limit the recovery of certain specified indirect costs on contracts. Cost-plus contracts covered by FAR or certain state and local agencies also may require an audit of actual costs and provide for upward or downward adjustments if actual recoverable costs differ from billed recoverable costs.

Contract Balances

The timing of revenue recognition, billings, and cash collections results in billed receivables, unbilled receivables (contract assets), and billings in excess of costs and estimated earnings on uncompleted contracts (contract liabilities) on the Consolidated Balance Sheets.

Billed receivables, net represents amounts billed to clients that remain uncollected as of the balance sheet date. The amounts are stated at their estimated realizable value. The Company maintains an allowance for doubtful accounts to provide for the estimated amount of receivables that will not be collected. The allowance is estimated based on management’s evaluation of the contracts involved and the financial condition of clients. Factors the Company considers include, but are not limited to:

●	Client type (governmental or commercial client),

●	Historical performance,

●	Historical collection trends, and

●	General economic conditions.

Billed receivables are generally collected within less than 12 months. The allowance is increased by the Company’s provision for doubtful accounts which is charged against income. All recoveries on receivables previously charged off are included in income, while direct charge-offs of receivables are deducted from the allowance.

Unbilled receivables, net represents recognized amounts pending billing pursuant to contract terms or accounts billed after period end, and are expected to be billed and collected within the next 12 months. Generally, billing occurs subsequent to revenue recognition, resulting in contract assets. Unbilled receivables (contract assets) are generally classified as current.

In certain circumstances, the contract may allow for billing terms that result in the cumulative amounts billed in excess of revenues recognized. “Billings in excess of costs and estimated earnings on uncompleted contracts” represents billings in excess of revenues recognized on these contracts as of the reporting date. This liability is generally classified as current. During fiscal 2024, the Company performed services and recognized $44,005 of revenue related to its contract liabilities that existed as of December 30, 2023.

Advertising

Advertising costs are charged to expense in the period incurred and amounted to $3,302, $2,767, and $1,977 during fiscal years 2024, 2023, and 2022, respectively, which are included in General and Administrative Expenses on the accompanying Consolidated Statements of Net Income and Comprehensive Income.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic No. 740 “Income Taxes” (“Topic No. 740”). Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. A valuation allowance against the Company’s deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. In determining the need for a valuation allowance, management is required to make assumptions and to apply judgment, including forecasting future earnings, taxable income, and the mix of earnings in the jurisdictions in which the Company operates. Management periodically assesses the need for a valuation allowance based on the Company’s current and anticipated results of operations. The need for and the amount of a valuation allowance can change in the near term if operating results and projections change significantly.

The Company recognizes the consolidated financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely-than-not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company applies the uncertain tax position guidance to all tax positions for which the statute of limitations remains open. The Company’s policy is to classify interest and penalties as income tax expense.

Correction of Previously Issued Financial Statements

As previously disclosed in the Company’s Form-Q for the quarter ended September 28, 2024, the Company identified out of period misstatements related to the estimated time to complete (“ETC”) on acquired percentage-of-completion (“POC”) projects related to the February 2023 acquisition of Continental Mapping Acquisition Corp. and its subsidiaries, including Axim Geospatial, LLC (collectively “Axim”). Incorrect ETCs utilized as part of purchase accounting created a misstatement of the Company’s unbilled receivables, goodwill, intangible assets (customer relationships, backlog, and non-competes), and billings in excess of costs and estimated earnings on uncompleted contracts. Incorrect ETCs further created a misstatement of accounts payable, accrued liabilities, retained earnings, gross revenues, sub-consultant services, gross profit, amortization expense, income before income tax benefit (expense), income tax benefit (expense), net income, and earnings per share in the consolidated financial statements included in the Form 10-K for the period ending December 30, 2023, the interim periods in the Form 10-Qs filed within fiscal year 2023, and the most recently filed Form 10-Qs for the quarters ended March 30, 2024, and June 29, 2024. The Company assessed the materiality of the errors, including the presentation on prior period consolidated financial statements, on a qualitative and quantitative basis in accordance with SEC Staff Accounting Bulletin Topics 1.M and 1.N (formerly No. 99, Materiality), codified in Accounting Standards Codification Topic 250, Accounting Changes and Error Corrections.

Based on this assessment, the Company concluded that these errors and the related impacts did not result in a material misstatement of its previously issued consolidated financial statements as of and for the period ending December 30, 2023 included in its previously filed Annual Report on Form 10-K, the interim periods on the Form 10-Qs filed within fiscal year 2023, and the most recently filed Form 10-Qs for the quarters ended March 30, 2024, and June 29, 2024. However, correcting the cumulative effect of these errors in the three months ended September 28, 2024 would have resulted in a significant effect on the results of operations for the period. Accordingly, the Company revised its historical financial statements prospectively to correct these errors and to facilitate comparisons of the Company’s current results to prior periods. Additionally, comparative prior period amounts in the applicable Notes to the Consolidated Financial Statements have been revised.

The following tables reflect the effects of the correction on all impacted financial statement line items of the Company’s previously reported Consolidated Financial Statements presented in this Form 10-K:

	December 30, 2023
	As Reported	Adjustments	As Corrected
Assets
Current assets:
Cash and cash equivalents	$44,824	$—	$44,824
Billed receivables, net	152,593	—	152,593
Unbilled receivables, net	113,271	(1,967)	111,304
Prepaid expenses and other current assets	18,376	—	18,376
Total current assets	329,064	(1,967)	327,097
Property and equipment, net	50,268	—	50,268
Right-of-use lease assets, net	36,836	—	36,836
Intangible assets, net	226,702	(16,043)	210,659
Goodwill	524,573	25,225	549,798
Deferred income tax assets, net	—	6,388	6,388
Other assets	3,149	—	3,149
Total assets	$1,170,592	$13,603	$1,184,195

Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$54,865	$(468)	$54,397
Accrued liabilities	47,423	103	47,526
Billings in excess of costs and estimated earnings on uncompleted contracts	41,679	17,694	59,373
Other current liabilities	2,263	—	2,263
Current portion of contingent consideration	3,922	—	3,922
Current portion of notes payable and other obligations	9,267	—	9,267
Total current liabilities	159,419	17,329	176,748
Contingent consideration, less current portion	143	—	143
Other long-term liabilities	26,930	—	26,930
Notes payable and other obligations, less current portion	205,468	—	205,468
Deferred income tax liabilities, net	2,837	(2,837)	—
Total liabilities	394,797	14,492	409,289

Commitments and contingencies

Stockholders’ equity:
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding	—	—	—
Common stock, 0.01 par value; $180,000,000 shares authorized, 63,581,020 shares issued and outstanding as of December 30, 2023	636	—	636
Additional paid-in capital	507,779	—	507,779
Accumulated other comprehensive loss	(18)	—	(18)
Retained earnings	267,398	(889)	266,509
Total stockholders’ equity	775,795	(889)	774,906
Total liabilities and stockholders’ equity	$1,170,592	$13,603	$1,184,195

Consolidated Statement of Net Income and Comprehensive Income

	Fiscal Year Ended
	December 30, 2023
	As Reported	Adjustments	As Corrected
Gross revenues	$861,739	$(4,584)	$857,155

Direct costs:
Salaries and wages	215,608	—	215,608
Sub-consultant services	150,681	(468)	150,213
Other direct costs	65,088	—	65,088
Total direct costs	431,377	(468)	430,909

Gross profit	430,362	(4,116)	426,246

Operating expenses:
Salaries and wages, payroll taxes, and benefits	226,137	—	226,137
General and administrative	67,668	—	67,668
Facilities and facilities related	22,891	—	22,891
Depreciation and amortization	52,486	(2,909)	49,577
Total operating expenses	369,182	(2,909)	366,273

Income from operations	61,180	(1,207)	59,973

Interest expense	(12,970)	—	(12,970)

Income before income tax (expense) benefit	48,210	(1,207)	47,003
Income tax (expense) benefit	(3,597)	318	(3,279)
Net income	$44,613	$(889)	$43,724

Earnings per share:
Basic	$0.74	$(0.02)	$0.72
Diluted	$0.72	$(0.01)	$0.71

Weighted average common shares outstanding:
Basic	60,344,158	—	60,344,158
Diluted	61,897,301	—	61,897,301

Comprehensive income:
Net income	$44,613	$(889)	$43,724
Foreign currency translation losses, net of tax	(18)	—	(18)
Comprehensive income	$44,595	$(889)	$43,706

Consolidated Statement of Cash Flows

	Fiscal Year Ended
	December 30, 2023
	As Reported	Adjustments	As Corrected
Cash flows from operating activities:
Net income	$44,613	$(889)	$43,724
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	58,020	(2,909)	55,111
Non-cash lease expense	13,562	—	13,562
Provision for doubtful accounts	1,261	—	1,261
Stock-based compensation	22,379	—	22,379
Change in fair value of contingent consideration	(9,280)	—	(9,280)
Gain on disposals of property and equipment	(694)	—	(694)
Other	(125)	—	(125)
Deferred income taxes	(25,709)	(421)	(26,130)
Amortization of debt issuance costs	758	—	758
Changes in operating assets and liabilities, net of impact of acquisitions:			—
Billed receivables	7,584	—	7,584
Unbilled receivables	(15,666)	110	(15,556)
Prepaid expenses and other assets	(2,292)	—	(2,292)
Accounts payable	(8,470)	(468)	(8,938)
Accrued liabilities and other long-term liabilities	(19,848)	103	(19,745)
Contingent consideration	(1,307)	—	(1,307)
Billings in excess of costs and estimated earnings on uncompleted contracts	(3,243)	4,474	1,231
Other current liabilities	664	—	664
Net cash provided by operating activities	62,207	—	62,207

Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)	(189,345)	—	(189,345)
Proceeds from sale of assets	720	—	720
Purchase of property and equipment	(17,166)	—	(17,166)
Net cash used in investing activities	(205,791)	—	(205,791)

Cash flows from financing activities:
Borrowings from Senior Credit Facility	188,000	—	188,000
Payments of borrowings from Senior Credit Facility	(26,000)	—	(26,000)
Payments on notes payable	(11,071)	—	(11,071)
Payments of contingent consideration	(993)	—	(993)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation	(81)	—	(81)
Net cash provided by financing activities	149,855	—	149,855
Effect of exchange rate changes on cash and cash equivalents	12	—	12

Net increase in cash and cash equivalents	6,283	—	6,283
Cash and cash equivalents – beginning of period	38,541	—	38,541
Cash and cash equivalents – end of period	$44,824	$—	$44,824